                              REMBRANDT FUNDS(R)
                              REAL ESTATE FUND
                                COMMON SHARES

     SUPPLEMENT DATED APRIL 13, 1998 TO PROSPECTUS DATED DECEMBER 31, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective March 2, 1998, First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, became the Administrator of Rembrandt Funds (the "Trust") and First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 became the Distributor of the Trust. Under its administrative agreement with the Trust, First Data Investor Services Group, Inc. is entitled to a fee, which is calculated daily and paid monthly at an annual rate of .15% of the average daily net assets of the Funds. All shareholder inquiries should be directed to Rembrandt Funds, 4400 Computer Drive, Westborough, Massachusetts 01581, or by calling 1-800-443-4725.

                               ----------------

Effective March 2, 1998, the Administrator of the Trust is voluntarily waiving a portion of its fee for each Fund. Accordingly, please replace "PORTFOLIO EXPENSES" on page 4 of the Prospectus with the following:

PORTFOLIO EXPENSES

The purpose of the following table is to help you understand the various cost and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Common Shares of the Fund.


SHAREHOLDER TRANSACTION EXPENSES(1) (As a percentage of offering price)
-------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases................................. None
Redemption Fee(2)......................................................... None
-------------------------------------------------------------------------------

(1) Certain financial intermediaries may impose account fees or other charges.
(2) A charge, currently $10.00, is imposed on wires of redemption proceeds.

ANNUAL OPERATING EXPENSES (As a percentage of average net assets)

--------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)......................................   70%
12b-1 Fees................................................................  None
Other Expenses (after fee waivers)(2).....................................  .63%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(3)........................... 1.33%
--------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fees from the Fund. The advisor reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. Absent such waiver, Advisory Fees would be 1.00%. See "The Advisor". "Advisory Fees" have been restated to reflect the current fee waiver.
(2) The Administrator is waiving, on a voluntary basis, a portion of its fees from the Fund. The Administrator reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. Absent such waivers, "Other Expenses" would be 1.67%. "Other Expenses" for the Fund are based on estimated amounts for the current fiscal year. "Other Expenses" have been restated to reflect the current fee waiver.
(3) Absent waivers described above, "Total Operating Expenses" would be 2.67%.

EXAMPLE

----------------------------------------------------------------------------
                                                                1 YR. 3 YRS.
                                                                ----- ------
 An investor would pay the following expenses on a $1,000
 investment assuming
 (1) 5% annual return and (2) redemption at the end of each
 time period:                                                    $14   $42
----------------------------------------------------------------------------

THE EXAMPLE IS BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist you in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Common Shares of the Fund. If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. See "The Advisor" and "The Administrator."

                               ----------------

Effective February 27, 1998, shareholders voted to amend or eliminate certain fundamental investment policies for the Fund. Accordingly, please replace the section titled "INVESTMENT LIMITATIONS" on page 12 of the Prospectus with the following:

  THE FUND MAY NOT:

  1. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and investments in the real estate industry) if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry.

  2. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

  The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

                               ----------------

Employees of ABN AMRO North America, Inc. or its affiliates who have arranged to purchase shares through the Automatic Investment Plan (AIP) may open an account with no minimum initial purchase amount.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              REMBRANDT FUNDS(R)
                               REAL ESTATE FUND

                      SUPPLEMENT DATED APRIL 13, 1998 TO
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 1997

THE SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION, AND THE PROSPECTUS FOR THE COMMON SHARES OF THE FUND, DATED DECEMBER 31, 1997, AS SUPPLEMENTED TO DATE, AND THE PROSPECTUS FOR THE INVESTOR SHARES OF THE FUND, DATED MARCH , 1998.

Effective March 2, 1998, First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, became the Administrator of Rembrandt Funds (the "Trust"), and First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 became the Distributor of the Trust. Accordingly, please:

  (1)replace the last sentence of the first paragraph on page 1 of the Statement of Additional Information with the following:

    Prospectuses may be obtained by writing to the Distributor, First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 or by calling 1-800-443-4725.

  (2)replace the first two paragraphs of the section titled "THE
  ADMINISTRATOR" on page 14 of the Statement of Additional Information with the following:

    The Trust and First Data Investors Services Group, Inc. (the
    "Administrator"), a wholly-owned subsidiary of First Data Corporation, have entered into an administration agreement (the "Administration Agreement") dated February 26, 1998.

    The Administrator, a Massachusetts corporation, has its principal business offices at 4400 Computer Drive, Westborough, Massachusetts 01581. First Data Corporation and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

    Prior to March 2, 1998, SEI Fund Resources ("SEI") served as the Trust's administrator. SEI, a Delaware business trust, has its principal offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investment Company, is the owner of all beneficial interests in SEI.

  (3)replace the first four paragraphs of the section titled "THE
  DISTRIBUTOR" on page 14 of the Statement of Additional Information with the following:

    First Data Distributors, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated February 26, 1998. The Distribution Agreement shall be reviewed and ratified at least annually
    (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or " interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor.

    Prior to March 2, 1998, Rembrandt Financial Services Company, Oaks, Pennsylvania 19456, served as the Trust's distributor and is a wholly-owned subsidiary of SEI Financial Services Company.

                               ----------------

Effective February 27, 1998, Shareholders voted to amend or eliminate certain fundamental investment policies for each of the Funds. Accordingly, please replace the following:

  (1)replace the section titled "INVESTMENT LIMITATIONS" on page 12 of the Statement of Additional Information with the following:

    INVESTMENT LIMITATIONS

    The Fund has adopted certain investment limitations which, in addition to those limitations in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

    NO FUND MAY:

    1. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of shares of the Fund.

    2. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

    3. Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

    4. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase; (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

                               ----------------

Effective April 13, 1998, Investor Shares of the Real Estate Fund will be offered to investors. Accordingly, please replace "THE TRUST" section on page 2 with the following:

  THE TRUST

  Rembrandt Funds(R) is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each fund. The Trust has two separate classes of shares, the Common Shares and the Investor Shares, which provide for variations in distribution costs, voting rights and dividends. Except for theses differences between Common Shares and Investor Shares, each share of each fund represents an equal proportionate interest in that fund. See "Description of Shares." This Statement of Additional Information relates to the Real Estate Fund.

                               ----------------

In addition, please insert the following paragraphs after the section titled "THE DISTRIBUTOR" on page 14:

  RULE 12B-1 FEES

  The Trust has adopted a distribution plan for the Investor Shares of the Fund (the "Investor Shares Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly bear expenses relating to the distribution of its shares.

  Continuance of the Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under the Investor Shares Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of the Fund. The Distribution Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to the Fund requires the approval of the Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

  Pursuant to the Distribution Agreement and the Distribution Plan, Investor Shares are subject to an ongoing distribution fee calculated on the Fund's aggregate average daily net assets attributable to its Investor Shares.

  The Distribution Plan provides for payments to the Distributor at an annual rate of .25% of the Investor Shares average net assets. The Distribution Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor, the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

  The distribution-related services that may be provided under the Distribution Plan include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution, and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

  Except to the extent that the Administrator or Advisor benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no "interested person" of the Trust nor any Trustee of the Trust who is not an "interested person" of the Trust had a direct or indirect financial interest in the operation of the Distribution Plan or related agreements.

  SHAREHOLDER SERVICING PLAN

  The Trust has adopted a shareholder servicing plan for the Investor Shares of the Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              REMBRANDT FUNDS(R)
                                INVESTOR SHARES

                      SUPPLEMENT DATED APRIL 13, 1998 TO
         PROSPECTUS DATED APRIL 30, 1997 AND REVISED OCTOBER 10, 1997

This supplement supersedes and replaces any existing supplements to the Prospectus. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective March 2, 1998, First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, became the Administrator of Rembrandt Funds (the "Trust") and First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 became the Distributor of the Trust. Under its administrative agreement with the Trust, First Data Investor Services Group, Inc. is entitled to a fee, which is calculated daily and paid monthly at an annual rate of .15% of the average daily net assets of the Funds. All shareholder inquiries should be directed to Rembrandt Funds, 4400 Computer Drive, Westborough, Massachusetts 01581, or by calling 1-800-443-4725.

                               ----------------

Effective February, 1998, the Distributor of the Trust ceased its voluntary shareholder servicing fee waiver for the Trust's non-money market funds. Effective March 2, 1998, the Administrator is voluntarily waiving a portion of its fee for each Fund. Accordingly, please replace "PORTFOLIO EXPENSES" on pages 5 and 6 of the Prospectus with the following:

PORTFOLIO EXPENSES

The purposes of the following table is to help you understand the various cost and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in INVESTOR SHARES.


SHAREHOLDER TRANSACTION EXPENSES(1) (As a percentage of offering price)
-------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases................................. None
Redemption Fee(2)......................................................... None
-------------------------------------------------------------------------------

(1) Certain financial intermediaries may impose account fees or other charges.
(2) A charge, currently $10.00, is imposed on wires of redemption proceeds.

ANNUAL OPERATING EXPENSES (As a percentage of average net assets)

----------------------------------------------------------------------------------
                                           EQUITY/BALANCED FUNDS
                                           ---------------------
                                                                   LATIN
                                       SMALL INT'L  TRANS  ASIAN  AMERICA
                          VALUE GROWTH  CAP  EQUITY EUROPE TIGERS EQUITY  BALANCED
----------------------------------------------------------------------------------
Advisory Fees...........   .80%  .80%   .80% 1.00%  1.00%  1.00%   1.00%    .70%
12b-1 Fees..............   .25%  .25%   .25%  .25%   .25%   .25%    .25%    .25%
Other Expenses (after
 fee waivers)(1)........   .47%  .49%   .55%  .62%   .54%   .86%    .83%    .53%
----------------------------------------------------------------------------------
Total Operating Expenses
 (after fee
 waivers)(2)............  1.52% 1.54%  1.60% 1.87%  1.79%  2.11%   2.08%   1.48%
----------------------------------------------------------------------------------

(1) Absent fee waivers, "Other Expenses" for the TransEurope Fund would be .79%. "Other Expenses" for the TransEurope and Latin America Equity Funds are based on estimated amounts for the current year. "Other Expenses" for the TransEurope Fund have been restated to reflect the current fee waiver.
(2) Absent waivers described above, "Total Operating Expenses" for the TransEurope Fund would be 2.04%.

-------------------------------------------------------------------------------------------------
                                                    FIXED INCOME FUNDS
                                                    ------------------
                                       INTERMEDIATE
                                        GOVERNMENT   TAX-EXEMPT  INTERNATIONAL LIMITED VOLATILITY
                          FIXED INCOME FIXED INCOME FIXED INCOME FIXED INCOME     FIXED INCOME
-------------------------------------------------------------------------------------------------
Advisory Fees (after fee
 waivers)(1)............      .50%         .50%         .48%          .80%            .50%
12b-1 Fees..............      .25%         .25%         .25%          .25%            .25%
Other Expenses
 (after fee
 waivers)(2)............      .44%         .50%         .53%          .74%            .24%
-------------------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee
 waivers)(3)............     1.19%        1.25%        1.26%         1.79%            .99%
-------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from each Fixed Income Fund (except the International Fixed Income Fund). The Advisor reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. Absent such waiver, "Advisory Fees" for the Funds would be as follows: Fixed Income Fund--.60%, Intermediate Government Fixed Income Fund--.60%, Tax-Exempt Fixed Income Fund--.60% and Limited Volatility Fixed Income Fund--.60%. See "The Advisor." "Advisory Fees" have been restated to reflect current fee waivers.
(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from each Fund. The Administrator reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. Absent fee waivers, "Other Expenses" would be as follows: Fixed Income Fund--.49%, Intermediate Government Fixed Income Fund--.55%, Tax-Exempt Fixed Income Fund--.58%, International Fixed Income Fund--.79% and Limited Volatility Fixed Income Fund--.49%. "Other Expenses" for the Limited Volatility Fixed Income Fund are based on estimated amounts for the current fiscal year. "Other Expenses" have been restated to reflect current fee waivers.
(3) Absent waivers described above, "Total Operating Expenses for the Funds" would be as follows: Fixed Income Fund--1.34%, Intermediate Government Fixed Income Fund--1.40%, Tax-Exempt Fixed Income Fund--1.43%, International Fixed Income--1.84% and Limited Volatility Fixed Income Fund--1.34%. These fee waivers are voluntary and may be discontinued at any time.

------------------------------------------------------------------------------
                                                  MONEY MARKET FUNDS
                                                  ------------------
                                         TREASURY GOVERNMENT        TAX-EXEMPT
                                          MONEY     MONEY    MONEY    MONEY
                                          MARKET    MARKET   MARKET   MARKET
------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)....   .20%      .20%     .20%     .19%
12b-1 Fees..............................   .25%      .25%     .25%     .25%
Other Expenses (after fee waivers)(2)...   .17%      .21%     .24%     .14%
------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers)(3)............................   .62%      .66%     .69%     .58%
------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from each Money Market Fund (except the Government Money Market Fund). The Advisor reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. Absent such waiver, Advisory Fees would be as follows: Treasury Money Market Fund--.35%, Money Market Fund-- .35% and Tax-Exempt Money Market Fund--.35%. See "The Advisor." "Advisory Fees" have been restated to reflect current fee waivers.
(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from each Fund. The Administrator reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. The Distributor is waiving, on a voluntary basis, a portion of its shareholder servicing fee from each Fund. The Distributor reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. Absent such waivers, "Other Expenses" for the Funds would be as follows:
    Treasury Money Market Fund--.50%, Government Money Market Fund--.47%, Money Market Fund--.46% and Tax-Exempt Money Market Fund--.47%. "Other Expenses" have been restated to reflect current fee waivers.
(3) Absent waivers described above, "Total Operating Expenses" for the Funds would be as follows: Treasury Money Market Fund--1.10%, Government Money Market Fund--.92%, Money Market Fund--1.06% and Tax-Exempt Money Market Fund--1.07%. These fee waivers are voluntary and may be discontinued at any time.

EXAMPLE

------------------------------------------------------------------------------
                                                       1 YR 3 YRS 5 YRS 10 YRS
                                                       -----------------------
An investor would pay the following expenses on a
 $1,000 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time period:
  Value Fund.......................................... $15   $48  $ 83   $181
  Growth Fund.........................................  16    49    84    183
  Small Cap Fund......................................  16    50    87    190
  International Equity Fund...........................  19    59   101    219
  TransEurope Fund....................................  18    56    --     --
  Asian Tigers Fund...................................  21    66   113    244
  Latin America Equity Fund...........................  21    65   112    241
  Balanced Fund.......................................  15    47    81    177
  Fixed Income Fund...................................  12    38    65    144
  Intermediate Government Fixed Income................  13    40    69    151
  Tax-Exempt Fixed Income Fund........................  13    40    69    152
  International Fixed Income Fund.....................  18    56    97    211
  Limited Volatility Fixed Income Fund................  10    32    --     --
  Treasury Money Market Fund..........................   6    20    35     77
  Government Money Market Fund........................   7    21    37     82
  Money Market Fund...................................   7    22    38     86
  Tax-Exempt Money Market Fund........................   6    19    32     73
------------------------------------------------------------------------------

THE EXAMPLE IS BASED ON TOTAL OPERATING EXPENSES, EXCEPT FOR THE LATIN AMERICA EQUITY FUND, TRANSEUROPE FUND, AND LIMITED VOLATILITY FIXED INCOME FUND, FOR WHICH IT IS BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist you in understanding the various costs and expenses that may be directly or indirectly borne by investors in Investor Shares of the Funds. Over the long-term, you may indirectly pay more than the maximum front-end sales charges permitted by NASD. If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. See "The Advisor," "The Administrator" and "The Distributor."

                               ----------------

Effective February 27, 1998, Shareholders voted to amend the investment objective of the Treasury Money Market Fund. Accordingly, please replace the first paragraph of the section titled "INVESTMENT OBJECTIVES AND POLICIES-- TREASURY MONEY MARKET FUND" on page 25 of the Prospectus with the following:

  The Treasury Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing in U.S. Treasury obligations.

                               ----------------

Effective February 27, 1998, Shareholders voted to amend or eliminate certain fundamental investment policies for each of the Funds. Accordingly, please replace:

  (1) item 2 under the section titled "INVESTMENT LIMITATIONS--No Equity, Fixed Income or Balanced Fund may:" on page 30 of the Prospectus with the following:

    Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 25% of the total assets of the Fund are involved in the securities of one or more issuers whose principal business activities are in the same industry.

  (2) item 3 under the section titled "INVESTMENT LIMITATIONS--No Equity, Fixed Income or Balanced Fund may:" on page 30 of the Prospectus with the following:

    Makes loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

  (3) item 1 under the section titled "INVESTMENT LIMITATIONS--No Money Market Fund may:" on page 30 of the Prospectus with the following;

    Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions under Rule 2a-7 of the 1940 Act.

  (4) item 2 under the section titled "INVESTMENT LIMITATIONS--No Money Market Fund may:" on page 30 of the Prospectus with the following:

    Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches or foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

  (5) item 3 under the section titled "INVESTMENT LIMITATIONS--No Money Market Fund may: on page 31 of the Prospectus with the following:

    Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

                               ----------------

At a meeting of the Board of Trustees (the "Board") held on December 11, 1997, the Board voted to clarify or amend certain of the investment policies of the Funds. Accordingly, under the section of the Prospectus titled "INVESTMENT OBJECTIVES AND POLICIES":

  (1) with respect to the International Equity Fund, add the following sentences after the last sentence of the eighth paragraph on page 17 of the Prospectus:

      The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

  (2) with respect to the TransEurope Fund, add the following sentences after the second sentence of the third paragraph on page 18 of the
      Prospectus:

    The Fund may invest or hold a portion of its assets in U.S. dollars and European currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

  (3) with respect to the Asian Tigers Fund, add the following sentences after the sentence at the top of page 19 of the Prospectus:

    The Fund may invest or hold a portion of its assets in U.S. dollars and Asian currencies. A portion of the Fund's total assets normally will be held in U.S. dollars.

  (4) with respect to the Latin America Equity Fund, add the following sentences after the last sentence of the sixth paragraph on page 19 of the Prospectus:

    The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

  (5) with respect to the International Fixed Income Fund, add the following sentences after the sentence at the top of page 24 of the Prospectus:

    The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

  (6) with respect to temporary defensive investments of the Equity Funds, Fixed Income Funds and the Balanced Fund, replace the fourth paragraph under the section titled "GENERAL INVESTMENT POLICIES--ALL FUNDS" on page 28 of the Prospectus with the following:

    For temporary defensive purposes when the Advisor determines that market conditions warrant, each of the Equity Funds, Fixed Income Funds and Balanced Fund may invest up to 100% of its assets in money market instruments, U.S. dollars and foreign currencies, including multinational currency units.

                               ----------------

Purchase, redemption and exchange orders for the Government Money Market Fund and the Money Market Fund submitted to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or its affiliates act in a fiduciary, agency, investment advisory or custodial capacity will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same day.

                               ----------------

The net asset value per share of the Money Market Funds is calculated as of 5:00 p.m., Eastern time.

                               ----------------

Effective November, 1997, the portfolio manager for the Latin America Equity Fund is Mr. Luiz Ribeiro, Jr. Accordingly, replace the second paragraph under the section titled "THE SUB-ADVISOR" on page 33 with the following:

    Luiz M. Ribeiro, Jr. has served as the portfolio manager of the Latin America Equity Fund since November, 1997. Mr. Ribeiro has worked in various investment management positions with ABN AMRO and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              REMBRANDT FUNDS(R)
                                 COMMON SHARES

                      SUPPLEMENT DATED APRIL 13, 1998 TO
         PROSPECTUS DATED APRIL 30, 1997 AND REVISED OCTOBER 10, 1997

This supplement supersedes and replaces any existing supplements to the Prospectus. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective March 2, 1998, First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, became the Administrator of Rembrandt Funds (the "Trust") and First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 became the Distributor of the Trust. Under its administration agreement with the Trust, First Data Investor Services Group, Inc. is entitled to a fee, which is calculated daily and paid monthly at an annual rate of .15% of the average daily net assets of the Funds. All shareholder inquiries should be directed to Rembrandt Funds, 4400 Computer Drive, Westborough, Massachusetts 01581, or by calling 1-800-443-4725.

                               ----------------

Effective March 2, 1998, the Administrator is voluntarily waiving a portion of its fee for each Fund. Accordingly, please replace "PORTFOLIO EXPENSES" on pages 5 and 6 of the Prospectus with the following:

PORTFOLIO EXPENSES
The purpose of the following table is to help you understand the various cost and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment on COMMON SHARES.


SHAREHOLDER TRANSACTION EXPENSES(1) (As a percentage of offering price)
-------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases................................. None
Redemption Fee(2)......................................................... None
-------------------------------------------------------------------------------

(1) Certain financial intermediaries may impose account fees or other charges.
(2) A charge, currently $10.00, is imposed on wires of redemption proceeds.

ANNUAL OPERATING EXPENSES (As a percentage of average net assets)

----------------------------------------------------------------------------------
                                           EQUITY/BALANCED FUNDS
                                           ---------------------
                                                                   LATIN
                                       SMALL INT'L  TRANS  ASIAN  AMERICA
                          VALUE GROWTH  CAP  EQUITY EUROPE TIGERS EQUITY  BALANCED
----------------------------------------------------------------------------------
Advisory Fees...........   .80%  .80%   .80% 1.00%  1.00%  1.00%   1.00%    .70%
12b-1 Fees..............   None  None   None  None   None   None    None    None
Other Expenses .........   .22%  .24%   .30%  .37%   .54%   .61%    .58%    .28%
----------------------------------------------------------------------------------
Total Operating Expenses
 .......................  1.02% 1.04%  1.10% 1.37%  1.54%  1.61%   1.58%    .98%
----------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                    FIXED INCOME FUNDS
                                                    ------------------
                                       INTERMEDIATE
                                        GOVERNMENT   TAX-EXEMPT  INTERNATIONAL LIMITED VOLATILITY
                          FIXED INCOME FIXED INCOME FIXED INCOME FIXED INCOME     FIXED INCOME
-------------------------------------------------------------------------------------------------
Advisory Fees (after fee
 waivers)(1)............      .50%         .50%         .48%          .80%            .50%
12b-1 Fees..............      None         None         None          None            None
Other Expenses
 (after fee
 waivers)(2)............      .19%         .25%         .28%          .49%            .24%
-------------------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee
 waivers)(3)............      .69%         .75%         .76%         1.29%            .74%
-------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from each Fixed Income Fund (except the International Fixed Income Fund). The Advisor reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. "Advisory Fees" have been restated to reflect the current fee waiver. Absent such waiver, Advisory Fees for the Funds would be as follows: Fixed Income Fund--.60%, Intermediate Government Fixed Income Fund--.60%, Tax-Exempt Fixed Income Fund--.60% and Limited Volatility Fixed Income Fund --.60%. See "The Advisor".
(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from each fund. The Administrator reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. Absent fee waivers. "Other Expenses" for the Funds would be as follows: Fixed Income Fund--.24%, Intermediate Government Fixed Income Fund--.30%, Tax-Exempt Fixed Income Fund--.33%, International Fixed Income Fund--.54% and Limited Volatility Fixed Income Fund --.24%. "Other Expenses" for the Limited Volatility Fixed Income Fund are based on estimated amounts for the current fiscal year, "Other Expenses" have been restated to reflect current fee waivers.
(3) Absent waivers described above, "Total Operating Expenses" for the Funds would be as follows: Fixed Income Fund--.84%, Intermediate Government Fixed Income Fund--.90%, Tax-Exempt Fixed Income Fund--.93%, International Fixed Income--1.34% and Limited Volatility Fixed income Fund--.84%. These fee waivers are voluntary and may be discontinued at any time.

------------------------------------------------------------------------------
                                                  MONEY MARKET FUNDS
                                                  ------------------
                                         TREASURY GOVERNMENT        TAX-EXEMPT
                                          MONEY     MONEY    MONEY    MONEY
                                          MARKET    MARKET   MARKET   MARKET
------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)....   .20%      .20%     .20%     .19%
12b-1 Fees..............................   None      None     None     None
Other Expenses (after fee waivers)(2)...   .17%      .14%     .13%     .14%
------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers)(3)............................   .37%      .34%     .33%     .33%
------------------------------------------------------------------------------

(1) The Advisor is waiving on a voluntary basis, a portion of its fee from each Money Market Fund (except the Government Money Market Fund). The Advisor reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. Absent such waiver, "Advisory Fees" would be as follows: Treasury Money Market Fund--.35% and Tax-Exempt Money Market Fund--.35%. See "The Advisor." "Advisory Fees" have been restated to reflect the current free waiver.
(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from each Money Market Fund. The Administrator reserves the right to change the amount of or terminate its waiver at anytime in its sole discretion. Absent such waiver "Other Expenses" for the Funds would be as follows: Treasury Money Market Fund--.25%, Government Money Market Fund-- .22%, Money Market Fund--.21% and Tax-Exempt Money Market Fund--.22%. "Other Operating Expenses" have been restated to reflect current fee waivers.
(3) Absent waivers described above, "Total Operating Expenses" for the Funds would be as follows: Treasury Money Market Fund--.60%, Government Money Market Fund--.42%, Money Market Fund--.56%, and Tax-Exempt Money Market Fund--.57%. These fee waivers are voluntary and may be discontinued at any time.

EXAMPLE

-------------------------------------------------------------------------------
                                                   1 YRS. 3 YRS. 5 YRS. 10 YRS.
                                                   ------ ------ ------ -------
An investor would pay the following expenses on a
 $1,000 investment assuming
 (1) 5% annual return and (2) redemption at the
 end of each time period;
  Value Fund.....................................   $10    $32    $56    $125
  Growth Fund....................................    11     33     57     127
  Small Cap Fund.................................    11     35     61     134
  International Equity Fund......................    14     43     75     165
  TransEurope Fund...............................    16     49     --      --
  Asian Tigers Fund..............................    16     51     88     191
  Latin America Equity Fund......................    16     50     86     188
  Balanced Fund..................................    10     31     54     120
  Fixed Income Fund..............................     7     22     38      86
  Intermediate Government Fixed Income...........     8     24     42      93
  Tax-Exempt Fined Income Fund...................     8     24     42      94
  International Fixed Income Fund................    13     41     71     156
  Limited Volatility Fixed Income Fund...........     8     24     --      --
  Treasury Money Market Fund.....................     4     12     21      47
  Government Money Market Fund...................     3     11     19      43
  Money Market Fund..............................     3     11     19      42
  Tax-Exempt Money Market Fund...................     3     11     19      42
-------------------------------------------------------------------------------

THE EXAMPLE IS BASED ON TOTAL OPERATING EXPENSES, EXCEPT FOR THE TRANSEUROPE FUND, LATIN AMERICA EQUITY FUND AND LIMITED VOLATILITY FIXED INCOME FUND, FOR WHICH IT IS BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist you un understanding the various costs and expenses that nay be directly or indirectly borne by investors in Common Shares of the Funds. If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. See "The Advisor" and "The Administrator."

Effective February 27, 1998, shareholders voted to amend the investment objective of the Treasury Money Market Fund. Accordingly, please replace the first paragraph of the section titled "INVESTMENT OBJECTIVES AND POLICIES-- TREASURY MONEY" on page 24 of the Prospectus with the following:

  The Treasury Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing in U.S. Treasury obligations.

                               ----------------

Effective February 27, 1998, Shareholders voted to amend or eliminate certain fundamental investment policies for each of the Funds. Accordingly, please replace:

  (1)item 2 under the section titled "INVESTMENT LIMITATIONS--No Equity, Fixed Income or Balanced Fund may:" on page 28 of the Prospectus with the following:

    Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry.

  (2)item 3 under the section titled "INVESTMENT LIMITATIONS--No Equity, Fixed Income or Balanced Fund may:" on page 28 of the Prospectus with the following:

    Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

  (3)item 1 under the section titled "INVESTMENT LIMITATIONS--No Money Market Fund may:" on page 28 of the Prospectus with the following:

    Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions under Rule 2a-7 of the 1940 Act.

  (4)item 2 under the section titled "INVESTMENT LIMITATIONS--No Money Market Fund may:" on page 29 of the Prospectus with the following:

    Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to; (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments,

  (5)item 3 under the section titled "INVESTMENT LIMITATIONS--No Money Market Fund may" on page 29 of the Prospectus with the following:

    Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

                               ----------------

At a meeting of the Board of Trustees (the "Board") held on December 11, 1997, the Board voted to clarify or amend certain of the investment policies of the Funds. Accordingly, under the section of the Prospectus titled "INVESTMENT OBJECTIVES AND POLICIES:"

  (1)With respect to the International Equity Fund, add the following sentences after the last sentence of the first full paragraph on page 17 of the Prospectus:

    The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U. S. dollars.

  (2)with respect to the TransEurope Fund, add the following sentences after the last sentence of the fourth full paragraph on page 17 of the
  Prospectus:

    The Fund may invest or hold a portion of its assets in U.S. dollars and European currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

  (3)with respect to the Asian Tigers Fund, add the following sentences after the last sentence of the third paragraph on page 18 of the Prospectus:

    The Fund may invest or hold a portion of its assets in U.S. dollars and Asian currencies. A portion of the Fund's total assets normally will be held in U.S. dollars.

  (4)with respect to the Latin America Equity Fund, add the following sentences after the last sentence of the second paragraph on page 19 of the
  Prospectus:

    The Fund may invest or hold a portion of its assets in U.S. dollars and Latin American currencies. A portion of the Fund's total assets normally will be held in U.S. dollars.

  (5)with respect to the International Fixed Income Fund, add the following sentences after the last sentence of the first full paragraph on page 23 of the Prospectus:

    The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

  (6)with respect to temporary defensive investments of the Equity Funds, Fixed Income Funds and the Balanced Fund, replace the third paragraph under the section titled "GENERAL INVESTMENT POLICIES--ALL FUNDS" on page 27 of the Prospectus with the following:

    For temporary defensive purposes when the Advisor determines that market conditions warrant, each of the Equity Funds, Fixed Income Funds and Balanced Fund may invest up to 100% of its assets in money market instruments, U.S. dollars and foreign currencies, including multinational currency units.

                               ----------------

Employees of ABN AMRO North America, Inc. or its affiliates who have arranged to purchase shares through the Automatic Investment Plan (AIP) may open an account with no minimum initial purchase amount.

                               ----------------

Purchase redemption and exchange orders for the Government Money Market Fund and the Money Market Fund submitted to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or its affiliates act in a fiduciary, agency, investment advisory or custodial capacity will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same day.

                               ----------------

The net value per share of the Money Market Funds is calculated as of 5:00 p.m., Eastern time.

                               ----------------

Effective November, 1997, the portfolio manager for the Latin America Equity Fund is Mr. Luiz Ribeiro, Jr. Accordingly, replace the second paragraph under the section titled "THE SUB-ADVISOR" on page 32 with the following:

    Luiz M. Ribeiro, Jr. has served as the portfolio manager of the Latin America Equity Fund since November, 1997. Mr. Ribeiro has worked in various investment management positions with ABN AMRO and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              REMBRANDT FUNDS(R)
                      SUPPLEMENT DATED APRIL 13, 1998 TO
 STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997 AND REVISED OCTOBER
                                   10, 1997

This supplement supersedes and replaces any existing supplements to the Statement of Additional Information. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

Effective March 2, 1998, First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, became the Administrator of Rembrandt Funds (the "Trust"), and First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 became the Distributor of the Trust. Accordingly, please replace:

  (1)the last sentence of the first paragraph on page 1 of the Statement of Additional Information with the following:

    Prospectuses may be obtained by writing to the Distributor, First Data Distributors, Inc., Westborough, Massachusetts 01581 or by calling 1-800-443-4725.

  (2)the first two paragraphs of the section titled "THE ADMINISTRATOR" on page 19 of the Statement of Additional Information with the following:

    The Trust and First Data Investor Services Group, Inc. (the
    "Administrator"), a wholly-owned subsidiary of First Data Corporation, have entered into an administration agreement (the "Administration Agreement") dated February 26, 1998.

    The Administrator, a Massachusetts corporation, has its principal business offices at 4400 Computer Drive, Westborough, Massachusetts 01581. First Data Corporation and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers.

    Prior to March 2, 1998, SEI Fund Resources ("SEI") served as the Trust's administrator. SEI, a Delaware business trust, has its principal offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI.

  (3)the first paragraph of the section titled "DISTRIBUTION AND SHAREHOLDER SERVICING" on page 21 of the Statement of Additional Information with the following:

    First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated February 26, 1998. The Distribution Agreement shall be reviewed and ratified at least annually
    (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor.

    Prior to March 2, 1998, Rembrandt Financial Services Company, Oaks, Pennsylvania 19456, served as the Trust's distributor and is a wholly-owned subsidiary of SEI Financial Services Company.

  (4)the third paragraph under the section titled "DISTRIBUTION AND SHAREHOLDER SERVICING--RULE 12B-1 FEES" with the following:

    The Distribution Plan provides for payments to the Distributor at an annual rate of .25% of the Investor Shares average daily net assets. The Distribution Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

                               ----------------

Effective February 27, 1998, Shareholders voted to amend or eliminate certain fundamental investment policies for each of the Funds. Accordingly, please replace the following:

  (1)replace the section titled "INVESTMENT LIMITATIONS" on page 14 of the Statement of Additional Information with the following:

    INVESTMENT LIMITATIONS

    Each Fund has adopted certain investment limitations which, in addition to those limitations in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

    NO FUND MAY:

    1. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of shares of the Fund.

    2. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

    THE MONEY MARKET FUNDS MAY NOT:

    1. Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total asses.

    2. Purchase or sell real estate or physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

    THE EQUITY, FIXED INCOME AND BALANCED FUNDS MAY NOT:

    1. Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

    2. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

                               ----------------

At a meeting of the Board of Trustees (the "Board") held on December 11, 1997, the Board voted to eliminate certain of the non-fundamental policies of the Funds which may be changed by the Board without a shareholder vote. Accordingly, please replace the section titled "NON-FUNDAMENTAL POLICIES" on page 16 of the Statement of Additional Information with the following:

    The foregoing percentages (except for the limitation on illiquid securities below) will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

    NON-FUNDAMENTAL POLICY

    No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all Money Market Funds for which the limit is 10%).

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REMBRANDT FUNDS (R)
INVESTOR SHARES
APRIL 13, 1998
--------------------------------------------------------------------------------

Real Estate Fund

--------------------------------------------------------------------------------

Please read this Prospectus carefully before investing, and keep it on file for future reference. It concisely sets forth information that can help you decide if the Fund's investment goals match your own.

A Statement of Additional Information dated December 31, 1997 (as revised April 13, 1998) has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-443-4725. The Statement of Additional Information is incorporated into this Prospectus by reference.

Investor Shares of Rembrandt Funds (the "Trust") are offered to individuals and institutional investors through financial intermediaries which have established a dealer agreement with the Distributor. Investors in the Investor Shares are referred to hereinafter as "Shareholders."
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
 GUARANTEED OR ENDORSED BY ANY BANK. THE TRUST'S SHARES ARE
 NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
 CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
 GOVERNMENT AGENCY. INVESTMENT IN THE TRUST'S SHARES
 INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
 AMOUNT INVESTED.

HOW TO READ THIS PROSPECTUS ____________________________________________________
This Prospectus gives you information that you should know about the Fund before investing. Brief descriptions are also provided throughout the Prospectus to better explain certain key points. To find these helpful guides, look for this symbol.
                                                                   LOGO
                                                                       (R)

FUND HIGHLIGHTS ________________________________________________________________
The following summary provides basic information about the Investor Shares of the Real Estate Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

INVESTMENT OBJECTIVE   The Real Estate Fund seeks a high level of total return,
AND POLICIES           primarily through investments in the equity securities of
                       companies principally engaged in, or related to, the real estate industry. For more information, see "Investment
                       Objective and Policies," and "Description of Permitted
                       Investments and Risk Factors."


UNDERSTANDING          The Fund invests in equity securities whose values may
RISK                   be affected by the financial markets as well as by
                       developments impacting specific issuers. Because the Fund invests primarily in the securities of companies principally engaged in the real estate industry, its investments may be subject to the risks associated with the direct ownership of real estate. The Fund may invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities. Certain securities in which the Fund may invest may be subject to the risks associated with both the direct ownership of real estate and investing in securities of foreign issuers. See "Risk
                       Factors" and "Description of Permitted Investments and
                       Risk Factors" in this prospectus, and the Statement of Additional Information.

MANAGEMENT             ABN AMRO Asset Management (USA) Inc. (the "Advisor")
PROFILE                (formerly LaSalle Street Capital Management, Ltd.)
                       serves as the Advisor to the Funds. First Data Investor
                       Services Group, Inc. (the "Administrator") serves as the
                       Administrator and shareholder servicing agent of the Trust. First Data Investor Services Group, Inc. serves as transfer agent ("Transfer Agent") and dividend disbursing agent for the Trust. First Data Distributors, Inc., an affiliate of the Administrator (the "Distributor"), serves as distributor of the Trust's shares. See "The
                       Advisor," "The Administrator" and "The Distributor."

MANAGEMENT
PROFILE ABN AMRO Asset Management (USA) Inc. (the "Advisor") (formerly LaSalle Street Capital Management, Ltd.) serves as the Advisor to the Funds. First Data Investor Services Group, Inc. (the "Administrator") serves as the Administrator and shareholder servicing agent of the Trust. DST Systems, Inc. ("DST") serves as transfer agent ("Transfer Agent") and dividend disbursing agent for the Trust. First Data Distributors, Inc., an affiliate of the Administrator (the "Distributor"), serves as distributor of the Trust's shares. See "The Advisor," "The Administrator" and "The Distributor."

TABLE OF
CONTENTS

  Fund Highlights................................   2
  Portfolio Expenses.............................   4
  Your Account and Doing Business with Us........   5
  Investment Objective and Policies..............   9
  Certain Risk Factors...........................  10
  Investment Limitations.........................  12
  The Advisor....................................  13
  The Administrator..............................  13
  The Transfer Agent.............................  14
  The Distributor................................  14
  Performance....................................  15
  Taxes..........................................  16
  Additional Information About Doing Business
   With Us.......................................  18
  General Information............................  19
  Description of Permitted Investments and
   Risk Factors..................................  21

YOUR ACCOUNT      You may open an Investor Shares account with a minimum
AND DOING         amount of $2,000 per Fund and make additional investments
BUSINESS WITH     with as little as $100. However, please contact your
US                financial intermediary for its specific requirements
                  regarding minimum initial and subsequent purchase amounts.
                  Purchases and Redemptions of the Fund's shares are made at net asset value per share. See "Your Account and Doing
                  Business With Us."

DIVIDENDS         Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless you elect to take the payment in cash. See "General
                  Information--Dividends."

INFORMATION/      For more information, call your financial intermediary.
SERVICE
CONTACTS

PORTFOLIO EXPENSES _____________________________________________________________

The purpose of the following table is to help you understand the various cost and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in INVESTOR SHARES of the Fund.

SHAREHOLDER TRANSACTION EXPENSES(1) (As a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases                              None
Redemption Fee(2)                                                      None
--------------------------------------------------------------------------------
(1) Certain financial intermediaries may impose account fees or other charges.
(2) A charge, currently $10.00, is imposed on wires of redemption proceeds.

ANNUAL OPERATING EXPENSES (As a percentage of average net assets)
--------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)                                 .70%
12b-1 Fees                                                           .25%
Other Expenses (after fee waivers) (2)                               .88%
-------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers)(3)                                                        1.83%
-------------------------------------------------------------------------
(1) The Advisor is waiving, on a voluntary basis, a portion of its fees from the Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent fee waivers, Advisory Fees would be 1.00%.
(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from the Fund. The Administrator reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. Absent such waivers, "Other Expenses" would be 1.92%. "Other Expenses" for the Fund are based on estimated amounts for the current fiscal year.
(3) Absent waivers described above, Total Operating Expenses would be 3.17%.

EXAMPLE
--------------------------------------------------------------------------------
                                                                  1 YR. 3 YRS.
                                                                  ----- ------
An investor would pay the following expenses on a $1,000 invest-
ment assuming (1) 5% annual return and (2) redemption at the end
of each time period:                                                $19    $58
--------------------------------------------------------------------------------
THE EXAMPLE IS BASED UPON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist you in understanding the various costs and expenses that may be directly or indirectly borne by investors in Investor Shares of the Fund. Over the long-term, you may indirectly pay more than the maximum front-end sales charges permitted by NASD. If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. See "The Advisor," "The Administrator" and "The Distributor."

 ................................................................................

 [LOGO APPEARS HERE](R)

 WHAT IS AN
 INTERMEDIARY?

 Any entity, such
 as a bank, bro-
 ker-dealer,
 other financial
 institution, as-
 sociation or or-
 ganization that
 has entered into
 an arrangement
 with the Dis-
 tributor to sell
 Fund shares to
 its customers.
 ................................................................................

YOUR ACCOUNT AND DOING BUSINESS WITH US
Investor Shares of the Fund are sold on a continuous basis and may be purchased through financial institutions or broker-dealers which have established a dealer agreement with the Distributor ("Intermediaries"). The Fund may make Investor Shares available to other investors in the future. Shares of the Fund are offered only to residents of states and other jurisdictions in which the shares are eligible for purchase. For more information about the following topics, see "Additional Information About Doing Business with Us."
--------------------------------------------------------------------------------

HOW TO BUY,      Shares of the Fund may be purchased through Intermediaries
REDEEM AND       which provide various services to their customers. Each
EXCHANGE SHARES  Intermediary may impose its own rules regarding investing in the Fund, including procedures for purchases, redemptions, and exchanges. Contact your Intermediary for information about the services available to you and for specific instructions on how to buy, sell and exchange shares. Certain Intermediaries may charge account fees. Information concerning shareholder services and any charges will be provided to you by your Intermediary. Some Intermediaries may be required to register as broker-dealers under state law.

                    The shares you purchase through an Intermediary may be
                 held "of record" by that Intermediary. If you want to transfer the registration of shares beneficially owned by you, but held "of record" by an Intermediary, you should call the Intermediary to request this change.

Other            Purchases of Investor Shares may be made by direct deposit or
Information      Automated Clearing House transactions if your Intermediary
Regarding        offers such services. Please contact your Intermediary to
Purchases        find out if these services are available to you and for more information about direct deposit or Automated Clearing House transactions. Your Intermediary also may impose a wire charge on purchases. No certificates representing shares will be issued.

Automatic        You may systematically buy Investor Shares through deductions
Investment       from your checking account, provided these accounts are
Plan ("AIP")     maintained through banks which are part of the Automated
                 Clearing House system. Upon notice, the amount you commit to the AIP may be changed or canceled at any time. The minimum pre-authorized investment amount is $50 per month. You should contact your Intermediary to find out if the AIP is available to you. You may obtain an AIP application form by calling
                 1-800-443-4725 or by contacting your Intermediary.

EXCHANGING
SHARES

When Can You     Once payment for your shares has been received and accepted
Exchange         (i.e., an account has been established), you may exchange
Shares?          some or all of your Investor Shares for Investor Shares of other Funds within the Trust. Exchanges are made at net asset value.
                   Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent.
                   The Trust reserves the right to change the terms and
                 conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice.

Requesting an    To exchange shares, you should contact your Intermediary,
Exchange of      who will contact DST Systems, Inc., 1004 Baltimore Avenue,
                 Kansas City, Missouri 64105 (the "Transfer Agent") and effect the exchange on your behalf.
                   If an Exchange Request in good order is received by the
                 Transfer Agent by the time the Fund's net asset value is calculated on any Business Day, the exchange usually will occur on that day. Your Intermediary may have earlier cutoff times for Exchange Requests. Please contact your Intermediary for more information about their exchange policies.

 -------------------------------------------------------------------------------
           HOW DOES AN
 LOGO (R)  EXCHANGE TAKE
           PLACE?

 When making an exchange, you authorize the sale of your shares of one or more Funds in order to purchase the shares of another Fund. In other words, you are executing a sell order and then a buy order. This sale of your shares is a taxable event which could result in a taxable gain or loss.
 -----------------------------------------------------------------------------

REDEMPTION OF    You may redeem your shares on any Business Day. Redemption
SHARES           requests must be made directly to your Intermediary.
                 Redemption orders must be received by the time the net asset value is calculated. Your Intermediary may have earlier cutoff times for redeeming shares. Please contact your Intermediary for more information regarding redemption orders.
                    A written request for redemption must be received by the
                 Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at the address of record or to a commercial bank account previously designated either on the Account Application or by written instruction to the Transfer Agent.

Redemption       Payment to shareholders for shares redeemed generally will be
Proceeds         made within seven days after receipt by the Transfer Agent of the valid request for redemption. The Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, you may incur brokerage costs in converting such securities to cash.
                    You may have redemption proceeds mailed to your address or mailed or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to a designated bank account. Under most circumstances, payments will be wired on the next Business Day following receipt of a valid request for redemption. Redemption proceeds may be transferred by wire for a wire charge of $10.00, which is deducted from the amount of the redemption. Redemption proceeds may not be transmitted by Federal Reserve wire on federal holidays restricting wire transfers.

Communications   Neither the Trust nor the Transfer Agent will be responsible
with the         for any loss, liability, cost or expense for acting upon wire
Transfer Agent   instructions or upon telephone instructions that it
                 reasonably believes to be genuine. The Trust and the Transfer
                 Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily

--------------------------------------------------------------------------------
            WHAT IS A
            SIGNATURE
 LOGO (R)   GUARANTEE?

 A signature guarantee verifies the authenticity of your signature and may be obtained from any of the following: banks, brokers, dealers, certain credit unions, securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.
 -------------------------------------------------------------------------------
                  active, or other extraordinary circumstances exist, and an Intermediary experiences difficulties placing redemption orders by telephone, the Intermediary may wish to consider placing the order by other means. Your Intermediary may not close your account by telephone. Please contact your Intermediary for more information regarding its specific requirements for written and telephone requests for redemptions and signature guarantee requirements.

Other             All redemption orders are effected at the net asset value
Information       per share next determined after receipt of a valid request
Regarding         for redemption, as described above.
Redemptions          At various times, the Fund may be requested to redeem
                  shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds will be delayed for at least 15 days from the date of purchase or until payment has been collected for the purchase of such shares.
                     See "Purchase and Redemption of Shares" in the Statement
                  of Additional Information for examples of when your right to redeem your shares may be suspended.

Systematic        The Fund offers a Systematic Withdrawal Plan ("SWP") for
Withdrawal Plan   Shareholders of Investor Shares who wish to receive regular distributions from their account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or Automated Clearing House of $50 or more on a monthly, quarterly, semi-annual or annual basis. You should contact your Intermediary to find out if a SWP is available to you and for information about the SWP. A SWP Application Form may be obtained by calling 1-800-443-4725 or by contacting your Intermediary.
                     You should realize that if withdrawals exceed income
                  dividends, your invested principal in your account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. To participate in the SWP, you must have your dividends automatically reinvested. To change or cancel the SWP, please contact your Intermediary.

INVESTMENT OBJECTIVE AND POLICIES ______________________________________________
                 The Real Estate Fund seeks a high level of total return, a combination of growth and income, primarily through investments in equity securities of companies principally engaged in the real estate industry. Equity securities include common stock, shares or units of beneficial interests of real estate investment trusts ("REITs"), limited partnership interests in master limited partnerships, rights or warrants to purchase common stock, preferred stock and securities convertible into or exchangeable for common stock.
                    The Fund will normally invest at least 65% of its assets in equity securities of U.S. or foreign companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate, or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, master limited partnerships that are treated as corporations for Federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies. The Fund will not invest in real estate directly.
                    Any remaining assets of the Fund may be invested in
                 securities of companies outside the real estate industry, including: U.S. dollar denominated equity securities of foreign issuers, including sponsored ADRs; fixed income securities rated in the four highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO"); money market instruments and U.S. Government securities. The Fund may engage in short sales.
                    The Fund may invest in convertible securities whether or
                 not they are listed on national securities exchanges. Convertible securities that are fixed income securities will be rated in the four highest rating categories by an NRSRO.
                 The Fund may invest up to 100% of its assets in equity securities of foreign companies principally engaged in the real estate industry.

--------------------------------------------------------------------------------

         WHAT ARE INVESTMENT
LOGO (R) OBJECTIVES AND
         POLICIES?

Each Fund's investment objective is a statement of what it seeks to achieve. It is important to make sure that the investment objective matches your own financial needs and circumstances. The investment policies section spells out the types of securities in which each Fund invests.
--------------------------------------------------------------------------------

                     The Fund will invest no more than 10% of its total assets
                  in restricted securities. In addition, the Fund may invest up to 5% of its assets in restricted securities that the Advisor determines are liquid. The Fund will invest no more than 15% of its net assets in illiquid securities.
                     The Fund may enter into options, futures contracts, and
                  options on futures for bona fide hedging purposes only. The Fund may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of the Fund's net assets as of the time such options are entered into by the Fund. The Fund currently does not intend to invest in futures or options.
                     The Fund may invest in variable and floating rate
                  obligations and may purchase securities on a when-issued basis.
                     In addition, the Fund may engage in securities lending. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment, but the amount paid directly or indirectly for a standby commitment held by the Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund.
                     For temporary defensive purposes when the Advisor
                  determines that market conditions warrant, the Fund may invest up to 100% of its assets in money market instruments, U.S. dollars and foreign currencies, including multinational currency units. To the extent the Fund is investing for temporary defensive purposes, the Fund will not be pursuing its investment objective.
                     The Fund will concentrate in the real estate industry,
                  but may not invest more than 25% of its total assets in securities of companies in any one other industry (the U.S. Government, its agencies and instrumentalities are not considered an industry). See "Investment Limitations."

CERTAIN RISK
FACTORS ______________________________________________________________________
                  The investment policies of the Fund entail certain risks and considerations of which an investor should be aware.
The Real Estate   Because the Fund invests primarily in the securities of
Industry          companies principally engaged in the real estate industry, its investments may be subject to the risks associated with the direct ownership of real estate. These risks include:
                  the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Fund's investments. The Fund's share price and investment return fluctuate, and a shareholder's investment when redeemed may be worth more or less than its original cost.
                     Certain of these securities that are issued by foreign
                  companies may be subject to the risks associated with investing in foreign securities in addition to the risks associated with the direct ownership of real estate.

REITs Because the Real Estate Fund may invest in REITs, the Fund also may be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the Investment Company Act of 1940 (the "1940 Act"). Rising interest rates may cause the value of the debt securities in which the Fund will invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will effect the Fund's net asset value.

Equity            Investments in equity securities are generally subject to
Securities        market risks that may cause their prices to fluctuate over time. The values of convertible equity securities are also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Fixed Income      There is a risk that the current interest rate on floating
Securities        and variable rate instruments may not accurately reflect
                  existing market interest rates.
                     Fixed income securities rated BBB by S&P or Baa by
                  Moody's (the lowest ratings of investment grade bonds) are deemed by these rating services to have speculative characteristics.

Foreign           The Fund may invest in securities of foreign issuers.
Securities        Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits. Foreign securities that are issued by companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate in addition to the risks associated with investing in foreign securities.

Non-              The Fund is non-diversified for purposes of the 1940 Act,
Diversification   which means that it is not limited by the 1940 Act in the
                  proportion of its assets that it may invest in the obligations of a single issuer. The Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified investment company. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Concentration     The Fund will concentrate its investments in securities of companies primarily engaged in the real estate industry. As a result, the Fund may be more susceptible to the risks associated with the direct ownership of real estate than an investment company that does not concentrate its investments in this manner.

INVESTMENT
LIMITATIONS ___________________________________________________________________
                  The Fund may not:
                  1. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; repurchase agreements involving such securities; and investments in the real estate industry) if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry.
                  2. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.
                     The foregoing percentages will apply at the time of the
                  purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR ____________________________________________________________________
                 The Trust and ABN AMRO Asset Management (USA) Inc. (the "Advisor") (formerly, LaSalle Street Capital Management, Ltd.), 208 South LaSalle Street, Chicago, Illinois have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by, the Trustees of the Trust.
                    The Advisor is entitled to a fee, which is
                 calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Fund. The Advisor reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time.
                    The Advisor was organized in March, 1991 under the laws of the State of Delaware. The Advisor manages assets for corporations, unions, governments, insurance companies and charitable organizations. As of December 31, 1997, total assets under management by the Advisor were approximately
                 $5.8 billion.
                    The Advisor is a direct, wholly-owned subsidiary of ABN-
                 AMRO Capital Markets Holdings, Inc. which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company.
                    Nancy Droppelman, CPA, has served as portfolio manager of
                 the Real Estate Fund since its inception. Ms. Droppelman has been associated with the Advisor since January 1997. Prior to joining the Advisor, Ms. Droppelman served as a real estate analyst with Edward Jones from January, 1995 to December,
                 1996, and served as a senior financial analyst and development accounting manager with Center Mart Properties from November 1988 to January 1995.

THE ADMINISTRATOR ______________________________________________________________
                 First Data Investor Services Group, Inc. provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities.
                    The Administrator is entitled to a fee, which is
                 calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------
            INVESTMENT
 LOGO (R)   ADVISOR

 A Fund's investment advisor manages the investment activities and is responsible for the performance of the Fund. The advisor conducts investment research, executes investment strategies based on an assessment of economic and market conditions, and determines which securities to buy, hold or sell.
--------------------------------------------------------------------------------

THE TRANSFER
AGENT __________________________________________________________________________
                  DST Systems, Inc, 1004 Baltimore Avenue, Kansas City,
                  Missouri 64105 serves as the transfer agent, and dividend disbursing agent for the Trust. Compensation for these services is paid under a transfer agency agreement with the Trust.

DISTRIBUTION AND
SHAREHOLDER SERVICING __________________________________________________________
                  First Data Distributors, Inc. (the "Distributor"), 4400 Computer Drive, Westborough, Massachusetts 01581, and the Trust are parties to a distribution agreement (the "Distribution Agreement").
                     The Fund has adopted plans under which firms, including
                  the Distributor, may provide shareholder and administrative services to Investor Shares shareholders for compensation. Under each plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor.
                     The Trust has a distribution plan with respect to
                  Investor Shares (the "Distribution Plan"). As provided in the Distribution Plan, the Trust pays a fee of .25% of the average daily net assets of Investor Shares of the Fund to the Distributor as compensation for its services. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Distribution Plan is characterized as a compensation plan since the distribution fee is paid to the Distributor without regard to the distribution or shareholder services expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries.
                     In addition, the Trust has a shareholder servicing plan
                  with respect to Investor Shares (the "Shareholder Servicing
                  Plan"). As provided in the Shareholder Servicing Plan, the Trust pays a fee of .25% of the average daily net assets of the Investor Shares of the Fund to the Distributor in exchange for the Distributor (or its agent's) efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided or investment, and assisting clients in purchase, redemption and exchange transactions and changing their dividend options, account designations and addresses.
                     It is possible that an institution may offer different
                  classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                      The Trust also offers Common Shares, which are sold
                   without a 12b-1 fee or shareholder servicing fee, primarily to individuals and institutional investors directly and through wrap programs, retirement plans, discount brokerage programs, and various brokerage firms. For more information about Common Shares, you may call 1-800-433-4725.

PERFORMANCE ____________________________________________________________________
                   From time to time, the Fund may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year, and is shown as a percentage of the investment.
                      The total return of the Fund refers to the average
                   compounded rate of return on a hypothetical investment, for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of the Fund may also be quoted as a dollar amount or on an aggregate basis, or an actual basis.
                      The Fund may periodically compare its performance to
                   that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Securities Corp.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.
                      The Fund may quote various measures of volatility and
                   benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.

                    The portfolio turnover rate for the Real Estate Fund may
                 exceed 100%. A high turnover rate will result in higher transaction costs and may result in additional tax consequences for shareholders.

TAXES __________________________________________________________________________
                 The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.
                 No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of the Fund or its Shareholders. In addition, state and local tax consequences on an investment in the Fund may differ from the Federal income tax consequences described below. Accordingly, you are urged to consult your tax advisor regarding specific questions as to Federal, state, and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of    The Fund is treated as a separate entity for Federal
the Fund         income tax purposes and is not combined with the
                 Trust's other Funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies for this special tax treatment, it will be relieved of Federal income tax on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

Tax Status of    The Fund will distribute all of its net investment
Distributions    income (including, for this purpose, net short-term
                 capital gain) to shareholders. Dividends from net investment income will be taxable to you as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually as capital gains distributions and will be treated as gain from the sale or exchange of a capital asset held for more than one year, regardless of how long you have held shares and regardless of whether you receive the distributions are received in cash or in additional shares. The
                 Fund will notify you annually of the Federal income tax character of all distributions.
                    Because the Fund distributes all of its net investment
                 income to its shareholders, the Fund may have to sell portfolio securities to distribute such income, which may occur

--------------------------------------------------------------------------------

 LOGO (R) TAXES

 You must pay taxes on your Fund's earnings, whether you take your payments in cash or additional shares.

--------------------------------------------------------------------------------

 LOGO (R) DISTRIBUTIONS

 The Fund distributes income dividends and capital gains. Income dividends represent the earnings from the Fund's investments; capital gains distributions occur when investments in the Fund are sold for more than the original purchase price.
 -------------------------------------------------------------------------------
                  at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.
                     Income received on U.S. obligations is exempt from tax at
                  the state level when received directly by the Fund and may be exempt, depending on the state, when received by you as income dividends from the Fund, provided certain state-specific conditions are satisfied. The Fund will inform you annually of the percentage of income and distributions derived from U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in your particular state.
                     Dividends declared by the Fund in October, November or
                  December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, if paid by the Fund at any time during the following January.
                     The Fund intends to make sufficient distributions prior
                  to the end of each calendar year to avoid liability for the Federal excise tax applicable to regulated investment companies.
                     Investment income received by a Fund from sources within
                  foreign countries may be subject to foreign income taxes withheld at the source.
                     As a general rule, income dividends (not capital gain
                  distributions) paid by the Fund, to the extent the dividend is derived from dividends received from domestic corporations, may qualify for the dividends received deduction for corporate shareholders. Distributions of net capital gains from the Fund do not qualify for the dividends received deduction.
                     Each sale, exchange, or redemption of Fund shares is a
                  taxable event to you.

 ...............................................................................

[LOGO APPEARS HERE](R)

 BUY, EXCHANGE AND
 SELL REQUESTS ARE IN
 "GOOD ORDER" WHEN:

 . The account
   number and
   Fund name are
   shown
 . The amount of
   the transac-
   tion is speci-
   fied in dol-
   lars or shares
 . Signatures of
   all owners ap-
   pear exactly
   as they are
   registered on
   the account
 . Any required
   signature
   guarantees (if
   applicable)
   are included
 . Other support-
   ing legal doc-
   uments (as
   necessary) are
   present
 ................................................................................

ADDITIONAL
INFORMATION ABOUT
DOING BUSINESS
WITH US ________________________________________________________________________

Business Days    You may buy, redeem or exchange shares on days on which the
                 New York Stock Exchange is open for business (a "Business
                 Day").

                    A purchase order for Investor Shares will be effective as
                 of the day received by the Transfer Agent if the Transfer Agent receives the order before net asset value is calculated. However, an order may be canceled if the Custodian does not receive federal funds before 4:00 p.m., Eastern time on the next Business Day, and the investor could be liable for any fees or expenses incurred by the Trust. The purchase price of Common Shares of the Fund is the net asset value next determined after a purchase order is effective.

                    Your Intermediary may have earlier cutoff times for share
                 transactions. Please contact your Intermediary for more information about its order requirements.

Minimum          The minimum initial investment is $2,000; however, the
Investment       minimum investment may be waived at the Distributor's
                 discretion. All subsequent purchases must be at least $100.
                 The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term movements. Consequently, the Trust reserves the right to reject a purchase order for Investor
                 Shares when the Trust or the Transfer Agent determines that it is not in the best interest of the Trust or its shareholders to accept such order.

Maintaining a    Due to the relatively high cost of handling small
Minimum Account  investments, the Fund reserves the right to redeem your
Balance          shares, at net asset value, if, because of redemptions of
                 shares by or on your behalf, your account in the Fund has a value of less than $2,000, the minimum purchase amount.
                 Accordingly, if you purchase shares of any Fund in only the minimum investment amount, you may be subject to such involuntary redemption if you thereafter redeem any of the shares. Before the Fund exercises its right to redeem such shares and send the proceeds to you, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount that will increase the value of the account to at least $1,000. See
                 "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

                    Your Intermediary also may have requirements for
                 maintaining a minimum account balance. You should contact your Intermediary for information about any such arrangements.

Net Asset Value   The purchase price of a share of the Fund is the net asset value per share next computed after the order is received and accepted by the Trust. The selling price of a share of the Fund is the net asset value per share next determined after receipt of the request for redemption in good order.
                  The net asset value of the Fund is determined as of the regular close of business of the New York Stock Exchange
                  (normally 4:00 p.m. Eastern time) each Business Day.

How the Net       The net asset value per share of the Fund is determined by
Asset Value is    dividing the total market value of the Fund's investments
Determined        and other assets, less any liabilities, by the total number of outstanding shares of the Fund. The Fund values its portfolio securities at the last quoted sales price for such securities, or, if there is no such reported sales price on the valuation date, at the most recent quoted bid price. The
                  Fund may use a pricing service to provide market quotations.
                  A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, call features, ratings, and developments related to a specific security.

GENERAL INFORMATION ____________________________________________________________
The Trust         The Trust was organized as a Massachusetts business trust
                  under a Declaration of Trust dated September 17, 1992, and amended September 28, 1992 and October 20, 1992. The
                  Declaration of Trust permits the Trust to offer shares of separate funds and different classes of each fund. The Trust consists of the following funds: Money Market Fund, Government Money Market Fund, Treasury Money Market Fund,
                  Tax-Exempt Money Market Fund, Fixed Income Fund,
                  Intermediate Government Fixed Income Fund, Tax-Exempt Fixed
                  Income Fund, International Fixed Income Fund, Limited
                  Volatility Fixed Income Fund, Latin America Equity Fund,
                  Value Fund, Growth Fund, Small Cap Fund, International
                  Equity Fund, TransEurope Fund, Asian Tigers Fund, Balanced
                  Fund and Real Estate Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that fund, and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds. As of December 31, 1997, the Limited Volatility Fixed Income Fund and TransEurope
                  Fund had not commenced operations. Each Fund, except the Latin America Equity Fund, currently offers two classes of shares: Common Shares and Investor Shares. Each class has its own expense structure and other characteristics.
                  Investor and Common Shares of the other Funds are offered through separate prospectuses.
                     The Trust pays its expenses, including fees of its
                  service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the   The management and affairs of the Trust are supervised by
Trust             the Trustees under the laws governing business trusts in the
                  Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

Voting Rights     Each share held entitles the shareholder of record to one
                  vote. Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class.
                  As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings, but such meetings will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting         The Trust issues unaudited financial information semi-
                  annually and audited financial statements annually. The
                  Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

Shareholder       Shareholder inquiries should be directed to the
Inquiries         Administrator, Westborough, Massachusetts 01581 at 1-800-
                  443-4725.

Dividends         Substantially all of the net investment income (not
                  including capital gains) of the Real Estate Fund is distributed in the form of monthly dividends. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually.
                     You automatically receive all income dividends and
                  capital gain distributions in additional shares at the net asset value next determined following the record date, unless you have elected to take such payment in cash. You may change your election by providing written notice to the
                  Transfer Agent at least 15 days prior to the distribution.
                     Dividends and distributions of the Fund are paid on a
                  per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Counsel and       Morgan, Lewis & Bockius LLP serves as counsel to the Trust.
Auditors          Ernst & Young LLP serves as independent auditors of the
                  Trust.

Custodians        CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box
                  7618, Philadelphia, Pennsylvania 19101, acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS __________________________
                  The following is a description of certain of the permitted investments and risk factors for the Fund:

American          ADRs are securities, typically issued by a U.S. financial
Depositary        institution (a "depositary"), that evidence ownership
Receipts          interests in a security or a pool of securities issued by a
("ADRs")          foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Bankers'          Bankers' acceptances are bills of exchange or time drafts
Acceptances       drawn on and accepted by a commercial bank. Bankers'
                  acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Certificates of   Certificates of deposit are interest bearing instruments
Deposit           with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Commercial        Commercial paper is a term used to describe unsecured short-
Paper             term promissory notes issued by banks, municipalities,
                  corporations and other entities. Maturities on these issues vary from a few to 270 days.

Convertible       Convertible securities are corporate securities that are
Securities        exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Equity            Equity securities are common stocks and common stock
Securities        equivalents consisting of securities convertible into common stocks and securities having common stock characteristics
                  (i.e., rights and warrants to purchase common stocks, sponsored and unsponsored ADRs and equity securities of closed-end investment companies. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will not affect the Fund's net asset value.

Fixed Income      The market value of fixed income investments will change in
Securities        response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of securities with longer maturities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by NRSROs in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.

Illiquid          Illiquid securities are securities that cannot be disposed
Securities        of within 7 days at approximately the price at which they
                  are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.

Investment        The Fund's purchase of investment company securities will
Company           result in the layering of expenses. The Fund is prohibited
Securities        from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns in the aggregate (1) more than 3% of the total outstanding voting stock of the acquired company, (2) securities issued by the acquired companying having an aggregate value of 5% of the value of the total assets of the Fund, or (3) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

Master Limited    Master Limited Partnerships are public limited partnerships
Partnerships      composed of (i) assets spun off from corporations or (ii)
                  private limited partnerships. Master limited partnerships are formed by reorganizing corporate assets or private partnerships as public limited partnerships combining various investment objectives. Interests in master limited partnerships are represented by depositary receipts traded in the secondary market. Because limited partners have no active role in management, the safety of a limited partner's investment in a master limited partnership depends upon the management ability of the general partner.

Money Market      Money Market Instruments include certificates of deposit,
Instruments       commercial paper, bankers' acceptances, Treasury bills, time deposits, repurchase agreements and shares of money market funds.

REITs REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs own real estate itself, but primarily invest their assets directly in real estate and derive their income mainly from rent and capital gains from sale of property. Mortgage REITs make loans to provide capital to real estate owners and buyers, primarily invest their assets in real estate mortgages and derive their income mainly from interest payments. Hybird REITs combine the features of Equity and Mortgage REITs.
                     A REIT does not pay corporate income tax if it meets
                  regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distributes at least 95% of its taxable income for each taxable year.

Repurchase        Repurchase agreements are agreements by which the Fund
Agreements        obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase.
                  The Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

Restricted        Restricted securities are securities that may not be sold
Securities        freely to the public absent registration under the
                  Securities Act of 1933 or an exemption from registration.

Rights Rights are instruments giving shareholders the right to purchase shares of newly issued common stock below the public offering price before they are offered to the public.

Securities        In order to generate additional income, the Fund may lend
Lending           the securities in which it is invested pursuant to
                  agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S.
                  Government or its agencies equal at all times to 100% of the market value plus accrued interest of the loaned securities.
                  Collateral is marked to market daily. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

Securities of     There are certain risks connected with investing in foreign
Foreign Issuers   securities. These include risks of adverse political and
                  economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable
                  U.S. securities. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.
                  Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

Standby           Securities subject to standby commitments or puts permit the
Commitments       holder thereof to sell the securities at a fixed price prior
and Puts          to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price.
                  However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security.

Time Deposits     Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Time deposits with a withdrawal penalty are considered to be illiquid.

U.S. Government   Obligations issued or guaranteed by agencies of the U.S.
Agency            Government, including, among others, the Federal Farm Credit
Obligations       Bank, the Federal Housing Administration and the Small
                  Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage
                  Corporation, the Federal Land Banks and the U.S. Postal
                  Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government
                  National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S.
                  Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Treasury     U.S. Treasury obligations consist of bills, notes and bonds
Obligations       issued by the U.S. Treasury.

Warrants Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and   When-issued or delayed delivery basis transactions involve
Delayed           the purchase of an instrument with payment and delivery
Delivery          taking place in the future. Delivery of and payment for
Securities        these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with cash or cash equivalents in

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

                  an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate. When investing in when-issued securities, the Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging.

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